SUPPLEMENTAL INFORMATION SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTAL INFORMATION
SUPPLEMENTAL INFORMATION

In April 2014, we acquired five SPCs from Frontline 2012, each owning a Capesize dry bulk newbuilding and one of our subsidiaries acquired a 2013-built Capesize bulk carrier, Bulk China (renamed KSL China), from Karpasia. The consideration was settled partly by the issuance of shares.

In September 2014, we acquired thirteen SPCs, each owning a Capesize dry bulk newbuilding, from Frontline 2012. The consideration for the thirteen SPCs was settled by the issuance of 31.0 million shares.

In March 2015, we acquired twelve SPCs, each owning a Capesize dry bulk newbuilding, from Frontline 2012. The consideration for the twelve SPCs was settled by the issuance of 31.0 million shares.

On March 31, 2015, we and the Former Golden Ocean merged. The shareholders of the Former Golden Ocean received our shares as merger consideration.